UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2015

Date of reporting period:  October 31, 2014

Item 1. Reports to Stockholders.

LOGAN CAPITAL FUNDS

Logan Capital Large Cap Growth Fund

Semi-Annual Report
October 31, 2014

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to the Financial Statements	12
Expense Example	22
Notice to Shareholders	24
Privacy Notice	25

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2014 (Unaudited)

Logan Capital Large Cap Growth Fund

Percentages represent market value as a percentage of net assets.

3

SCHEDULE OF INVESTMENTS
at October 31, 2014 (Unaudited)

COMMON STOCKS – 96.5%	Shares	Value
Consumer Discretionary – 24.0%
Amazon.com, Inc. (a)	1,231	$376,021
BorgWarner, Inc.	3,601	205,329
Chipotle Mexican Grill, Inc. (a)	419	267,322
Hanesbrands, Inc.	1,614	170,455
Home Depot, Inc.	4,053	395,249
Netflix, Inc. (a)	1,044	410,052
Nike, Inc.	2,913	270,822
Polaris Industries, Inc.	2,972	448,356
Priceline Group, Inc. (a)	511	616,373
Starbucks Corp.	5,250	396,690
Tiffany & Co.	2,936	282,208
TripAdvisor, Inc. (a)	2,754	244,170
Wynn Resorts Ltd.	1,606	305,156
		4,388,203
Consumer Staples – 5.0%
Estee Lauder Companies, Inc.	5,847	439,577
Monster Beverage Corp. (a)	4,623	466,368
		905,945
Energy – 1.1%
Halliburton Co.	3,741	206,279

Health Care – 12.2%
Agilent Technologies, Inc.	5,114	282,702
AmerisourceBergen Corp.	5,517	471,207
Celgene Corp. (a)	4,093	438,319
Mettler-Toledo International, Inc. (a)	1,095	283,025
Perrigo Co. PLC (c)	2,671	431,233
Waters Corp. (a)	2,900	321,320
		2,227,806
Industrials – 10.2%
Acuity Brands, Inc.	1,955	272,586
Cummins, Inc.	3,443	503,298
Flowserve Corp.	4,110	279,439
Middleby Corp. (a)	2,917	258,155
Robert Half International, Inc.	5,190	284,308

The accompanying notes are an integral part of these financial statements.

4

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2014 (Unaudited)

COMMON STOCKS – 96.5% (Continued)	Shares	Value
Industrials – 10.2% (Continued)
United Rentals, Inc. (a)	2,436	$268,106
		1,865,892
Information Technology – 39.9%
Alliance Data Systems Corp. (a)	1,286	364,388
Amphenol Corp.	12,147	614,395
Apple, Inc.	8,482	916,056
Avago Technologies Ltd.	4,873	420,296
Citrix Systems, Inc. (a)	2,835	182,092
Cognizant Technology Solutions – Class A (a)	7,550	368,818
Facebook, Inc. (a)	3,390	254,215
F5 Networks, Inc. (a)	2,182	268,342
Fleetcor Technologies, Inc. (a)	2,860	430,602
Google, Inc. (a)	394	220,278
Google, Inc. – Class A (a)	394	223,741
Mastercard, Inc.	7,288	610,370
Micron Technology, Inc. (a)	5,350	177,032
NCR Corp. (a)	8,364	231,432
NXP Semiconductors NV (a)(c)	4,767	327,302
Precision Castparts Corp.	2,303	508,272
Qualcomm, Inc.	4,015	315,218
Stericycle, Inc. (a)	1,947	245,322
3D Systems Corp. (a)	6,224	235,267
Trimble Navigation Ltd. (a)	6,283	168,761
United Continental Holdings, Inc. (a)	3,972	209,761
		7,291,960
Materials – 4.1%
Airgas, Inc.	2,337	260,669
Sherwin-Williams Co.	2,133	489,651
		750,320
TOTAL COMMON STOCKS
(Cost $13,899,039)		17,636,405

The accompanying notes are an integral part of these financial statements.

5

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2014 (Unaudited)

REITS – 1.9%	Shares	Value
CBRE Group, Inc. (a)	10,961	$350,752
TOTAL REITS
(Cost $245,961)		350,752

SHORT-TERM INVESTMENTS – 2.2%
MONEY MARKET FUNDS – 2.2%
Fidelity Government Portfolio – Class I, 0.01% (b)	410,448	410,448
TOTAL SHORT-TERM INVESTMENTS
(Cost $410,448)		410,448
TOTAL INVESTMENTS
(Cost $14,555,448) – 100.6%		18,397,605
Liabilities in Excess of Other Assets – (0.6)%		(116,149)
TOTAL NET ASSETS – 100.00%		$18,281,456

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2014.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2014 (Unaudited)

Assets:
Investments, at value (cost of $14,555,448)	$18,397,605
Receivables:
Dividends and interest	802
Prepaid expenses	5,448
Total assets	18,403,855

Liabilities:
Payables:
Securities purchased	44,878
Advisory fee	691
Administration fee	21,769
Distribution fees	14,971
Service fees	1,480
Custody fees	3,822
Transfer agent fees and expenses	9,063
Accrued expenses and other payables	25,725
Total liabilities	122,399
Net assets	$18,281,456

Net assets consist of:
Paid in capital	$14,368,905
Accumulated net investment loss	(95,207)
Accumulated net realized gain on investments	165,601
Net unrealized appreciation on:
Investments	3,842,157
Net assets	$18,281,456

Investor Class:
Net assets applicable to outstanding Investor Class shares	$4,478,571
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	303,999
Net asset value and redemption price per share	$14.73

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$13,802,885
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	930,889
Net asset value, offering price and redemption price per share	$14.83

The accompanying notes are an integral part of these financial statements.

7

STATEMENT OF OPERATIONS
For the Period Ended October 31, 2014 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $0)	$59,753
Interest	17
Total investment income	59,770

Expenses:
Investment advisory fees (Note 5)	58,072
Administration fees (Note 5)	43,240
Distribution fees (Note 6)
Distribution fees – Investor Class	5,417
Distribution fees – Institutional Class	—
Service fees (Note 7)
Service fees – Investor Class	2,167
Service fees – Institutional Class	6,767
Transfer agent fees and expenses	18,216
Federal and state registration fees	3,772
Audit fees	9,981
Compliance expense	4,468
Legal fees	3,036
Trustees’ fees and expenses	2,870
Custody fees	4,140
Other	7,721
Total expenses before reimbursement from advisor	169,867
Expense reimbursement from advisor (Note 5)	(52,773)
Net expenses	117,094
Net investment loss	(57,324)

Realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments	143,484
Net change in unrealized gain on:
Investments	1,265,782
Net realized and unrealized gain on investments	1,409,266
Net increase in net assets resulting from operations	$1,351,942

The accompanying notes are an integral part of these financial statements.

8

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Operations:
Net investment loss	$(57,324)	$(72,541)
Net realized gain on investments	143,484	100,155
Net change in unrealized appreciation
on investments	1,265,782	2,174,364
Net increase in net assets
resulting from operations	1,351,942	2,201,978

Capital Share Transactions:
Proceeds from shares sold
Investor class shares	190,526	2,067,494
Institutional class shares	500,000	5,250,000
Cost of shares redeemed
Investor class shares	(186,689)	(135,394)
Institutional class shares	—	—
Redemption fees retained
Investor class shares	520	333
Institutional class shares	—	—
Net increase in net assets from
capital share transactions	504,357	7,182,433
Total increase in net assets	1,856,299	9,384,411

Net Assets:
Beginning of period	16,425,157	7,040,746
End of period	$18,281,456	$16,425,157
Accumulated net investment loss	$(95,207)	$(37,883)

Changes in Shares Outstanding:
Shares sold
Investor class shares	13,072	163,993
Institutional class shares	35,336	426,161
Shares redeemed
Investor class shares	(12,817)	(10,127)
Institutional class shares	—	—
Net increase in shares outstanding	35,591	580,027

The accompanying notes are an integral part of these financial statements.

9

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Investor Class
	For the Six
	Months Ended		For the	June 28, 2012
	October 31, 2014		Year Ended	through
	(Unaudited)		April 30, 2014	April 30, 2013*
Net Asset Value – Beginning of Period	$13.64		$11.34	$10.00
Income from Investment Operations:
Net investment loss	(0.06)		(0.07)	(0.02)
Net realized and unrealized
gain on investments	1.15		2.37	1.36
Total from investment operations	1.09		2.30	1.34
Net Asset Value – End of Period	$14.73		$13.64	$11.34

Total Return	7.99	%+	20.28%	13.40	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$4,479		$4,143	$1,700
Ratio of operating expenses
to average net assets:
Before Reimbursements	2.09	%^	2.35%	9.91	%^
After Reimbursements	1.50	%^	1.50%	1.50	%^
Ratio of net investment income (loss)
to average net assets:
Before Reimbursements	(1.42	)%^	(1.58)%	(9.10	)%^
After Reimbursements	(0.83	)%^	(0.73)%	(0.69	)%^
Portfolio turnover rate	15	%+	15%	14	%+

*	Commencement of operations for Investor Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

10

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period

Institutional Class
	For the Six
	Months Ended		For the	June 28, 2012
	October 31, 2014		Year Ended	through
	(Unaudited)		April 30, 2014	April 30, 2013*
Net Asset Value – Beginning of Period	$13.71		$11.38	$10.00
Income from Investment Operations:
Net investment loss	(0.04)		(0.05)	(0.02)
Net realized and unrealized
gain on investments	1.16		2.38	1.40
Total from investment operations	1.12		2.33	1.38
Net Asset Value – End of Period	$14.83		$13.71	$11.38

Total Return	8.17	%+	20.47%	13.80	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$13,803		$12,282	$5,340
Ratio of operating expenses
to average net assets:
Before Reimbursements	1.84	%^	2.13%	7.44	%^
After Reimbursements	1.25	%^	1.25%	1.25	%^
Ratio of net investment income (loss)
to average net assets:
Before Reimbursements	(1.17	)%^	(1.36)%	(6.73	)%^
After Reimbursements	(0.58	)%^	(0.48)%	(0.54	)%^
Portfolio turnover rate	15	%+	15%	14	%+

*	Commencement of operations for Institutional Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

11

NOTES TO FINANCIAL STATEMENTS
October 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Large Cap Growth Fund (the “Large Cap Growth” Fund) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Large Cap Growth Fund is long-term capital appreciation.  The Large Cap Growth Fund commenced operations on June 28, 2012 and offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the open tax year ended 2014, or expected to be taken in the Fund’s 2015 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is

12

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees: The Large Cap Growth Fund charges a 1% redemption fee to shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security

13

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

H.	Mutual Fund and ETF Trading Risk: The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs. ETFs are

14

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear their proportionate share of the costs.

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended April 30, 2014, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$46,797	$(28,049)	$(18,748)

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

15

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Fund and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

16

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund’s securities as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,388,203	$—	$—	$4,388,203
Consumer Staples	905,945	—	—	905,945
Energy	206,279	—	—	206,279
Health Care	2,227,806	—	—	2,227,806
Industrials	1,865,892	—	—	1,865,892
Information Technology	7,291,960	—	—	7,291,960
Materials	750,320	—	—	750,320
Total Common Stock	17,636,405	—	—	17,636,405
REITs	350,752	—	—	350,752
Short-Term Investments	410,448	—	—	410,448
Total Investments in Securities	$18,397,605	$—	$—	$18,397,605

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities.  Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2014, the Fund recognized no transfers between levels.  There were no level 3 securities held in the Fund on October 31, 2014.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the period ended October 31, 2014, the Fund did not hold any derivative instruments.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended October 31, 2014, Logan Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% for the Large Cap Growth Fund based upon the average daily net assets of the Fund.  For the period ended October 31, 2014, the Large Cap Growth Fund incurred $58,072 in advisory fees.  Advisory fees payable at October 31, 2014 for the Large Cap Growth Fund were $691.

17

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Logan Capital Large Cap Growth Fund
Investor Class	1.50%
Institutional Class	1.25%

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended October 31, 2014, the Advisor reduced its fees and absorbed Fund expenses in the amount of $52,773 for the Large Cap Growth Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2016	2017	2018	Total
Large Cap Growth Fund	$144,336	$117,458	$52,773	$314,567

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the period ended October 31, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Logan Capital Large Cap Growth Fund

Administration & fund accounting	$43,240
Custody	$4,140
Transfer agency(a)	$15,456
Chief Compliance Officer	$4,468

(a) Does not include out-of-pocket expenses.

18

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

At October 31, 2014, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Logan Capital Large Cap Growth Fund

Administration & fund accounting	$21,769
Custody	$3,822
Transfer agency(a)	$7,703
Chief Compliance Officer	$3,191

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2014, the Large Cap Growth Fund incurred distribution expenses on its Investor Class shares of $5,417.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Large Cap Growth Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class and Institutional Class shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and

19

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2014, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Logan Capital Large Cap Growth Fund
Investor Class	$2,167
Institutional Class	$6,767

NOTE 8 – SECURITIES TRANSACTIONS

For the period ended October 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large Cap Growth Fund	$2,883,827	$2,671,959

There were no purchases or sales of long-term U.S. Government securities.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

Large Cap
Growth Fund
Cost of investments	$13,925,703
Gross unrealized appreciation	2,845,458
Gross unrealized depreciation	(269,083)
Net unrealized appreciation	2,576,375
Undistributed ordinary income	—
Undistributed long-term capital gain	22,117
Total distributable earnings	22,117
Other accumulated gains/(losses)	(37,883)
Total accumulated earnings/(losses)	$2,560,609

At April 30, 2014, the Large Cap Growth Fund had no tax basis capital losses to offset future capital gains.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years,

20

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2014 and 2013 was as follows:

	Year Ended	Period Ended
	April 30, 2014	April 30, 2013
Large Cap Growth Fund
Ordinary income	$—	$—
Long-term capital gains	$—	$—

At April 30, 2014, the fund deferred, on a tax basis, post-October losses of:

Late Year Ordinary
Loss Deferral
$37,883

21

EXPENSE EXAMPLE
October 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22

EXPENSE EXAMPLE (Continued)
October 31, 2014 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2014	10/31/2014	5/1/2014 – 10/31/2014
Actual
Investor Class	$1,000.00	$1,079.90	$7.86
Institutional Class	$1,000.00	$1,081.70	$6.56
Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,017.64	$7.63
Institutional Class	$1,000.00	$1,018.90	$6.36

(1)
Expenses are equal to the Investor Class and Institutional Class fund shares’ annualized expense ratios of 1.50% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

23

NOTICE TO SHAREHOLDERS
at October 31, 2014 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-215-1200.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

24

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

25

(This Page Intentionally Left Blank.)

Investment Advisor
Logan Capital Management, Inc.
Six Coulter Avenue, Suite 2000
Ardmore, PA  19003

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 215-1200

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

LOGAN CAPITAL FUNDS

Logan Capital Long/Short Fund

Semi-Annual Report
October 31, 2014

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to the Financial Statements	13
Expense Example	23
Notice to Shareholders	25
Privacy Notice	26

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2014 (Unaudited)

Logan Capital Long/Short Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at October 31, 2014 (Unaudited)

COMMON STOCKS – 95.5%	Shares	Value
Consumer Discretionary – 16.3%
DIRECTV (a)(d)	1,900	$164,901
Home Depot, Inc. (d)	1,540	150,180
McDonald’s Corp. (d)	3,246	304,248
Nike, Inc. (d)	1,841	171,158
Priceline Group, Inc. (a)(d)	138	166,457
Scripps Networks Interactive, Inc. – Class A (d)	1,131	87,358
Starbucks Corp. (d)	1,286	97,170
Tractor Supply Co. (d)	1,900	139,118
Ulta Salon, Cosmetics, & Fragrance, Inc. (a)(d)	844	101,964
		1,382,554
Consumer Staples – 8.1%
Philip Morris International, Inc. (d)	3,650	324,887
The Procter & Gamble Co. (d)	4,116	359,204
		684,091
Energy – 8.1%
Chevron Corp. (d)	2,534	303,953
FMC Technologies, Inc. (a)(d)	1,718	96,277
Royal Dutch Shell PLC – ADR (c)(d)	3,830	285,986
		686,216
Financials – 4.2%
Affiliated Managers Group (a)(d)	697	139,254
McGraw Hill Financial, Inc. (d)	927	83,875
T. Rowe Price Group, Inc. (d)	1,602	131,508
		354,637
Health Care – 9.9%
Actavis PLC (a)(c)(d)	584	141,760
Biogen Idec, Inc. (a)(d)	403	129,395
GlaxoSmithKline PLC – ADR (c)(d)	3,749	170,542
Merck & Co., Inc. (d)	3,427	198,560
Pfizer, Inc. (d)	6,639	198,838
		839,095
Industrials – 16.1%
CSX Corp. (d)	3,884	138,387
Cummins, Inc. (d)	959	140,187

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2014 (Unaudited)

COMMON STOCKS – 95.5% (Continued)	Shares	Value
Industrials – 16.1% (Continued)
General Electric Co. (d)	12,257	$316,353
Hertz Global Holdings, Inc. (a)(d)	5,490	120,341
Middleby Corp. (a)(d)	1,948	172,398
Precision Castparts Corp. (d)	552	121,826
United Continental Holdings, Inc. (a)(d)	1,869	98,702
United Rentals, Inc. (a)(d)	1,137	125,138
Wabtec Corp. (d)	1,571	135,577
		1,368,909
Information Technology – 24.7%
Alliance Data Systems Corp. (a)(d)	435	123,257
Apple, Inc. (d)	2,045	220,860
Avago Technologies Ltd. (d)	2,111	182,074
Cognizant Technology Solutions – Class A (a)(d)	2,511	122,662
Facebook, Inc. (a)(d)	1,990	149,230
F5 Networks, Inc. (a)(d)	1,204	148,069
Fiserv, Inc. (a)(d)	2,452	170,365
Google, Inc. (a)(d)	101	56,467
Google, Inc. – Class A (a)(d)	101	57,355
Intel Corp. (d)	10,948	372,340
Mastercard, Inc. (d)	1,960	164,150
NXP Semiconductors NV (a)(c)(d)	3,059	210,031
Oracle Corp. (d)	3,133	122,344
		2,099,204
Materials – 4.3%
Airgas, Inc. (d)	1,073	119,682
Ecolab, Inc. (d)	860	95,658
Sherwin-Williams Co. (d)	653	149,903
		365,243
Telecommunications Services – 3.8%
AT&T, Inc. (d)	9,164	319,274
TOTAL COMMON STOCKS
(Cost $6,856,483)		8,099,223

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2014 (Unaudited)

REITS – 2.1%	Shares	Value
CBRE Group, Inc. (a)(d)	5,678	$181,696
TOTAL REITS
(Cost $130,210)		181,696

EXCHANGE-TRADED FUNDS – 5.3%
iShares Russell 2000 ETF (d)	3,819	445,143
TOTAL EXCHANGE-TRADED FUNDS
(Cost $405,731)		445,143

SHORT-TERM INVESTMENTS – 3.7%
MONEY MARKET FUNDS – 3.7%
Fidelity Government Portfolio – Class I, 0.01% (b)(d)	314,631	314,631
TOTAL SHORT-TERM INVESTMENTS
(Cost $314,631)		314,631
TOTAL INVESTMENTS
(Cost $7,707,055) – 106.6%		9,040,693
Liabilities in Excess of Other Assets – (6.6)%		(563,516)
TOTAL NET ASSETS – 100.00%		$8,477,177

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2014.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at October 31, 2014 (Unaudited)

COMMON STOCKS – 33.6%	Shares	Value
Consumer Discretionary – 16.8%
AutoZone, Inc.	400	$221,408
Best Buy, Inc.	4,000	136,560
Big Lots, Inc.	2,500	114,125
Carter’s, Inc.	2,500	195,325
Dillard’s, Inc.	1,500	158,640
Five Below, Inc.	4,000	159,480
Michael Kors Holdings Ltd. (a)	1,500	117,885
Mohawk Industries, Inc.	1,000	142,040
Williams-Sonoma, Inc.	2,800	182,084
		1,427,547
Consumer Staples – 6.1%
Coty, Inc.	7,000	116,200
J.M. Smucker Co.	1,000	104,000
Lancaster Colony Corp.	1,400	128,086
United Natural Foods, Inc.	2,500	170,050
		518,336
Health Care – 6.8%
Athenahealth, Inc.	1,100	134,750
Luminex Corp.	6,949	132,031
ResMed, Inc.	3,500	182,770
Varian Medical Systems, Inc.	1,500	126,180
		575,731
Industrials – 0.9%
Tetra Technologies, Inc.	2,900	77,749

Information Technology – 3.0%
Cabot Microelectronics Corp.	2,537	122,360
Motorola Solutions, Inc.	2,000	129,000
		251,360
TOTAL SECURITIES SOLD SHORT
(Proceeds $2,742,588) – 33.6%		$2,850,723

Percentages are stated as a percent of net assets.

(a)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2014 (Unaudited)

Assets:
Investments, at value (cost of $7,707,055)	$9,040,693
Deposits at brokers	1,778,056
Receivables:
Securities sold	682,151
Dividends and interest	6,913
Advisor	207
Prepaid expenses	8,679
Total assets	11,516,699
Liabilities:
Securities sold short (proceeds $2,742,588)	2,850,723
Payables:
Securities purchased	106,567
Fund shares redeemed	2,100
Dividends on short positions	924
Broker interest payable on short positions	160
Administration fee	17,947
Distribution fees	26,152
Service fees	1,686
Custody fees	3,127
Transfer agent fees and expenses	5,019
Accrued expenses and other payables	25,117
Total liabilities	3,039,522
Net assets	$8,477,177

Net assets consist of:
Paid in capital	$7,329,209
Accumulated net investment loss	(75,848)
Accumulated net realized loss on investments	(1,687)
Net unrealized appreciation (depreciation) on:
Investments	1,333,638
Securities sold short	(108,135)
Net assets	$8,477,177
Investor Class:
Net assets applicable to outstanding Investor Class shares	$8,477,177
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	706,212
Net asset value and redemption price per share	$12.00

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Period Ended October 31, 2014 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $10)	$67,782
Interest	39
Total investment income	67,821

Expenses:
Investment advisory fees (Note 5)	48,960
Administration fees (Note 5)	35,604
Distribution fees (Note 6)
Distribution fees – Investor Class	8,743
Service fees (Note 7)
Service fees – Investor Class	3,497
Transfer agent fees and expenses	9,867
Federal and state registration fees	2,760
Audit fees	9,275
Compliance expense	6,402
Legal fees	3,036
Trustees’ fees and expenses	2,870
Custody fees	4,324
Other	6,583
Total expenses before reimbursement from advisor	141,921
Dividends expense on short positions	12,717
Broker interest expense on short positions	13,935
Total expenses before reimbursement from advisor	168,573
Expense reimbursement from advisor (Note 5)	(54,493)
Net expenses	114,080
Net investment loss	(46,259)

Realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments	106,091
Securities sold short	175,581
Net change in unrealized gain (loss) on:
Investments	359,628
Securities sold short	(126,866)
Net realized and unrealized gain (loss) on investments	514,434
Net increase in net assets resulting from operations	$468,175

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Operations:
Net investment loss	$(46,259)	$(65,935)
Net realized gain (loss) on investments	281,672	(9,699)
Net change in unrealized appreciation on investments	232,762	608,820
Net increase in net assets resulting from operations	468,175	533,186

Capital Share Transactions:
Proceeds from shares sold
Investor class shares	1,779,199	2,393,913
Cost of shares redeemed
Investor class shares	(30,600)	(1,938,559)
Redemption fees retained
Investor class shares	—	(8)
Net increase in net assets
from capital share transactions	1,748,599	455,346
Total increase in net assets	2,216,774	988,532

Net Assets:
Beginning of period	6,260,403	5,271,871
End of period	$8,477,177	$6,260,403
Accumulated net investment loss	$(75,848)	$(29,589)

Changes in Shares Outstanding:
Shares sold
Investor class shares	152,105	224,421
Shares redeemed
Investor class shares	(2,640)	(192,045)
Net increase in shares outstanding	149,465	32,376

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
at October 31, 2014 (Unaudited)

Increase (decrease) in cash –

Cash flows from operating activities:
Net increase in net assets from operations	$468,175
Adjustments to reconcile net increase in net assets
from operations to net cash used in operating activities:
Purchases of investments	(3,277,880)
Proceeds for dispositions of investment securities	1,298,632
Purchase of short term investments, net	484,144
Increase in deposits at broker	(198,531)
Increase in dividends and interest receivable	(2,967)
Increase in receivable for securities sold	(44,541)
Decrease in due from Advisor	6,478
Increase in prepaid expenses and other assets	(2,717)
Increase in proceeds on securities sold short	220,078
Decrease in payable for securities purchased	(231,795)
Increase in payable for dividends on short positions	924
Increase in payable for broker interest on short positions	61
Decrease in accrued administration fees	(4,675)
Increase in distribution and service fees	9,112
Decrease in custody fees	(824)
Decrease in transfer agent expenses	(1,580)
Decrease in other accrued expenses	(5,474)
Unrealized appreciation on securities	(359,628)
Net realized gain on investments	(106,091)
Net cash used in operating activities	(1,749,099)

Cash flows from financing activities:
Proceeds from shares sold	1,779,199
Payment on shares redeemed	(30,100)
Net cash provided by financing activities	1,749,099
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest	$13,935

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Investor Class
	For the Six			September 28,
	Months Ended		For the	2012
	October 31, 2014		Year Ended	through
	(Unaudited)		April 30, 2014	April 30, 2013*
Net Asset Value – Beginning of Period	$11.24		$10.05	$10.00

Income from Investment Operations:
Net investment loss	(0.05)		(0.12)	(0.04)
Net realized and unrealized
gain (loss) on investments	0.81		1.31	0.16
Total from investment operations	0.76		1.19	0.12

Less Distributions:
Dividends from net investment income	—		—	(0.03)
Distributions from net realized gains	—		—	(0.04)
Total distributions	—		—	(0.07)
Net Asset Value – End of Period	$12.00		$11.24	$10.05

Total Return	6.86	%+	11.84%	1.20	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$8,477		$6,260	$5,272
Ratio of operating expenses to average net assets:
Before Reimbursements	4.82	%^	6.13%	6.71	%^
After Reimbursements	3.26	%^	3.48%	3.29	%^
Ratio of interest expense and dividends
on short positions to average net assets	0.76	%^	0.98%	0.79	%^
Ratio of operating expenses excluding interest
expense and dividend payments on short
positions to average net assets:
Before Reimbursements	4.06	%^	5.15%	5.92	%^
After Reimbursements	2.50	%^	2.50%	2.50	%^
Ratio of net investment loss to average net assets:
Before Reimbursements	(2.88	)%^	(4.08)%	(4.54	)%^
After Reimbursements	(1.32	)%^	(1.43)%	(1.12	)%^
Portfolio turnover rate	19	%+	135%	108	%+

*	Commencement of operations for Investor Class shares was September 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Long/Short Fund (the “Long/Short” Fund), is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Long/Short Fund is to achieve long-term capital appreciation and manage risk by purchasing stocks believed by the Advisor to be undervalued and selling short stocks believed by the Advisor to be overvalued.  The Fund commenced operations on September 28, 2012 and currently offers only Investor Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the open tax year ended 2014, or expected to be taken in the Fund’s 2015 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Long/Short Fund charges a 1% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

H.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear their proportionate share of the costs.

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended April 30, 2014, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Long/Short Fund	$61,333	$(3,521)	$(57,812)

J.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Fund and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

The following is a summary of the fair valuation hierarchy of the Long/Short Fund’s securities as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,382,554	$—	$—	$1,382,554
Consumer Staples	684,091	—	—	684,091
Energy	686,216	—	—	686,216
Financials	354,637	—	—	354,637
Health Care	839,095	—	—	839,095
Industrials	1,368,909	—	—	1,368,909
Information Technology	2,099,204	—	—	2,099,204
Materials	365,243	—	—	365,243
Telecommunication Services	319,274	—	—	319,274
Total Common Stock	8,099,223	—	—	8,099,223
REITs	181,696	—	—	181,696
Exchange-Traded Funds	445,143	—	—	445,143
Short-Term Investments	314,631	—	—	314,631
Total Investments in Securities	$9,040,693	$—	$—	$9,040,693
Total Securities Sold Short	$2,850,723	$—	$—	$2,850,723

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities.  Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2014, the Fund recognized no transfers between levels.  There were no level 3 securities held in the Fund on October 31, 2014.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the period ended October 31, 2014, the Fund did not hold any derivative instruments.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended October 31, 2014, Logan Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.40% for the

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

Long/Short Fund based upon the average daily net assets of the Fund.  For the period ended October 31, 2014, the Long/Short Fund incurred $48,960 in advisory fees.  Advisory fees payable at October 31, 2014 for the Long/Short Fund were $0.  The Advisor has hired Waterloo International Advisors, LLC as a sub-advisor to manage the short portion of the Long/Short Fund.  The Advisor pays the Sub-Advisor fee for the Long/Short Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Logan Capital Long/Short Fund
Investor Class	2.50%

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended October 31, 2014, the Advisor reduced its fees and absorbed Fund expenses in the amount of $54,493 for the Long/Short Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2016	2017	2018	Total
Long/Short Fund	$80,718	$121,569	$54,493	$256,780

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the period ended October 31, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

Logan Capital Long/Short Fund

Administration & fund accounting	$35,604
Custody	$4,324
Transfer agency(a)	$7,866
Chief Compliance Officer	$6,402

(a) Does not include out-of-pocket expenses.

At October 31, 2014, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Logan Capital Long/Short Fund

Administration & fund accounting	$17,947
Custody	$3,127
Transfer agency(a)	$3,931
Chief Compliance Officer	$3,156

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2014, the Long/Short Fund incurred distribution expenses on its Investor Class shares of $8,743.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Long/Short Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor Class shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2014, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Logan Capital Long/Short Fund
Investor Class	$3,497

NOTE 8 – SECURITIES TRANSACTIONS

For the period ended October 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Long/Short Fund	$3,277,880	$1,298,632

There were no purchases or sales of long-term U.S. Government securities.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

Long/Short Fund
Cost of investments(a)	$6,133,709
Gross unrealized appreciation	1,080,448
Gross unrealized depreciation	(134,287)
Net unrealized appreciation	946,161
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(266,368)
Total accumulated earnings/(losses)	$679,793

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

At April 30, 2014, the Long/Short  Fund had long-term tax basis capital losses with no expiration date of $215,903 to offset future capital gains.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2014 (Unaudited)

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2014 and 2013 was as follows:

	Year Ended	Period Ended
	April 30, 2014	April 30, 2013
Long/Short Fund
Ordinary income	$—	$23,985

At April 30, 2014, the fund deferred, on a tax basis, post-October losses of:

Late Year Ordinary	Capital Loss
Loss Deferral	Carryover Deferral
$29,589	$39,607

EXPENSE EXAMPLE
October 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
October 31, 2014 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period (1)
	5/1/2014	10/31/2014	5/1/2014 – 10/31/2014
Actual
Investor Class	$1,000.00	$1,068.60	$17.00
Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,008.77	$16.51

(1)	Expenses are equal to the Investor Class fund shares’ annualized expense ratios of 3.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

NOTICE TO SHAREHOLDERS
at October 31, 2014 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-215-1200.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Logan Capital Management, Inc.
Six Coulter Avenue, Suite 2000
Ardmore, PA  19003

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 215-1200

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*        /s/Douglas G. Hess
Douglas G. Hess, President

Date     January 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Douglas G. Hess
Douglas G. Hess, President

Date     January 5, 2015

By (Signature and Title)*        /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     January 5, 2015

* Print the name and title of each signing officer under his or her signature.